Financial instruments - Schedule of Outstanding Interest Rate Derivatives (Parenthetical) (Detail)	Sep. 30, 2016 USD ($)
5.2600% and 5.1700% [Member]
Derivative [Line Items]
Fair value of financial instruments liability	$ 14,956,000